Equity-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Equity-Based Compensation
17. EQUITY-BASED COMPENSATION
The 2021 Incentive Award Plan (“2021 Plan”) was approved and adopted in order to facilitate the grant of equity incentive awards to our employees, directors and consultants. The 2021 Plan became effective on October 18, 2021 upon closing of the Merger Transaction.
Restricted Stock Units (“RSUs”)
In March 2023, we granted 2.5 million RSUs to certain employees at a weighted average grant date fair value of $7.17 per share. In May 2023, we granted less than 0.1 million RSUs to certain employees at a weighted average grant date fair value of $7.67 per share. In August 2023, we granted 0.1 million RSUs to certain employees at a weighted average grant date fair value of $7.45 per share. RSUs granted to employees vest over three years, with one-third
vesting on the
one-year
anniversary of the grant date and the remaining portion vesting on a quarterly basis thereafter, subject to the employee’s continued employment through the applicable vesting date.
In June 2023, we granted 0.1 million RSUs to our directors at a weighted average grant date fair value of $7.68 per share. RSUs granted to directors fully vest on the earlier of (i) one day prior to the date of our first annual meeting of stockholders following the grant date and (ii) the one-year
anniversary of the grant date, subject to the director’s continued service on our Board.
In June 2023, we granted less than 0.1 million RSUs to certain consultants at a weighted average grant date fair value of $7.98 per share. RSUs granted to consultants vest in equal annual installments over three years, subject to the consultant’s continued service.
We account for forfeitures of outstanding, but unvested grants, in the period they occur. During the three and nine months ended September 30, 2023, less than 0.1 million and 0.2 million RSUs were forfeited, respectively. During the three and nine months ended September 30, 2022, 0.2 million and 0.3 million RSUs were forfeited, respectively.
During the three and nine months ended September 30, 2023, 0.3 million and 1.0 million RSUs vested, respectively. During the three and nine months ended September 30, 2022, 0.1 million and 0.2 million RSUs vested, respectively. At September 30, 2023 and December 31, 2022, there were 4.1 million and 2.6 million RSUs outstanding, respectively.
Stock options
In March 2023, we granted 3.6 million stock options to certain employees at an exercise price of $7.17. The grant date fair value of the stock options is $3.30 per option. Stock options provide for the purchase of shares of our Class A common stock in the future at an exercise price set on the grant date. These stock options vest over three years, with one-third
vesting on the
one-year
anniversary of the grant date and the remaining portion vesting on a quarterly basis thereafter. The stock options have a contractual term of ten years from the grant date, subject to the employee’s continued employment through the applicable vesting date. The fair value of stock options granted is estimated on the grant date using the Black-Scholes model.
In June 2023, we granted 0.9 million stock options divided into three tranches, 0.2 million, 0.3 million and 0.4 million, respectively, to certain consultants at exercise prices of $7.98, $17.00 and $23.00, respectively. The grant date fair value of the stock options is $3.22, $1.87 and $1.44 per option, respectively. Stock options provide for the purchase of shares of our Class A common stock in the future at an exercise price set on the grant date. These stock options vest in equal annual installments over three years. The stock options have a contractual term of seven years from the grant date, subject to the consultants’ continued service through the applicable vesting date. The fair value of stock options granted is estimated on the grant date using the Hull White model.

The following assumptions were used to calculate the fair value of our stock options:

	June 14, 2023	March 10, 2023
Volatility	42.0%	42.0%
Expected term (years)	7.0	5.9
Risk-free rate	4.0%	3.9%
Dividend yield	0.0%	0.0%
At September 30, 2023 and December 31, 2022, there were 10.6 million and 6.1 million stock options outstanding, respectively. No stock options were exercised during the three and nine months ended September 30, 2023 and 2022. During the three and nine months ended September 30, 2023, zero and less than 0.1 million stock options were forfeited or expired, respectively. During the three and nine months ended September 30, 2022, 0.4 million stock options were forfeited or expired.
Compensation expense
For the three and nine months ended September 30, 2023, equity-based compensation expense related to RSUs was $3.9 million and $10.5 million, respectively, compared to $2.3 million and $6.0 million for the three and nine months ended September 30, 2022, respectively. Unrecognized compensation expense relating to unvested RSUs as of September 30, 2023 was $35.8 million, which is expected to be recognized over a weighted average period of approximately two years.
For the three and nine months ended September 30, 2023, equity-based compensation expense related to stock options was $2.8 million and $7.3 million, respectively, compared to $1.7 million and $4.6 million for the three and nine months ended September 30, 2022, respectively. Unrecognized compensation expense relating to unvested stock options as of September 30, 2023 was $25.4 million, which is expected to be recognized over a weighted average period of approximately two years.
For the three and nine months ended September 30, 2023, equity-based compensation expense related to profit interests was $1.0 million and $3.0 million, respectively. For the three and nine months ended September 30, 2022, equity-based compensation expense related to profit interests was $1.1 million and $3.4 million, respectively. Unrecognized compensation expense relating to these profit interests as of September 30, 2023 was $1.6 million, which is expected to be recognized over a weighted average period of approximately two years.

20. EQUITY-BASED COMPENSATION
The 2021 Incentive Award Plan (“2021 Plan”) was approved and adopted to facilitate the grant of equity incentive awards to our employees, directors and consultants. The 2021 Plan became effective on October 18, 2021 upon closing of the Merger Transaction.
RSUs
We award RSUs to our employees, directors and consultants. RSUs vest generally over periods from one to three years from issuance. We account for forfeitures of outstanding, but unvested grants, in the period they occur.
A summary of activity for RSUs is as follows (in thousands):

	Shares	Weighted-Average Grant Date Fair Value Per Share
Unvested at December 31, 2021	1,378	$12.86
Granted	1,787	9.92
Forfeited	(290)	11.24
Vested	(324)	12.86

Unvested at December 31, 2022	2,551	$10.99

Stock options
On October 19, 2021, we granted 3.1 million stock options at an exercise price of $13.09 and 1.0 million stock options at an exercise price of $15.00 to certain employees. The fair value of stock options granted during 2021 is estimated on the grant date using the Hull-White model. On March 11,

2022, we granted 2.6 million stock options at an exercise price of $10.26 and grant fair value of $3.99 per option, and on November 11, 2022, we granted 0.1 million stock options at an exercise price of $8.22 and grant fair value of $3.66, to certain employees. The fair value of stock options granted during 2022 is estimated on the grant date using the Black-Scholes model.
Stock options provide for the purchase of shares of our Class A common stock in the future at an exercise price set on the grant date. These stock options vest over three years, with one-third
vesting upon the
one-year
anniversary of the grant date and the remaining portion vesting on a quarterly basis thereafter. The stock options have a contractual term of ten years from the date of the grant, subject to the employee’s continued service through the applicable vesting date.
The following assumptions were used to calculate the fair value of our stock awards:

	November 11, 2022	March 11, 2022	October 19, 2021
Estimated volatility	40.0%	37.5%	28.0%
Expected term (years)	5.9	5.9	10.0
Risk-free rate	3.9%	2.0%	1.7%
Expected dividend yield	0.0%	0.0%	0.0%

A summary of activity for stock options is as follows (in thousands):

	Outstanding Options	Weighted Average Exercise Price Per Option	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	4.1	$13.39
Granted	2.7	10.17
Forfeited	(0.6)	12.03
Expired	(0.1)	13.39

Outstanding at December 31, 2022	6.1	$12.09	9	$—

Vested and exercisable at December 31, 2022	1.0	$13.38	9	$—

No options were vested and exercisable as of December 31, 2021. The weighted-average grant-date fair value per stock options outstanding as of December 31, 2022 and 2021 was $3.82 and $3.71, respectively. The weighted-average grant-date fair value for stock options forfeited was $3.83 during the year ended December 31, 2022. The weighted-average grant-date fair value for stock options vested was $3.71 during the year ended December 31, 2022. During 2022, the total fair value of options vested was $3.5 million.
Profits interest and Phantom Units
Prior to the Merger Transaction, certain members of management received equity-based compensation awards for profits interest in Hoya Topco in the form of Incentive Units, Phantom Units, Class D Units, and Class E Units. Each incentive unit vests ratably over five years and accelerates upon a change in control of Hoya Topco. We do not expect any future profits interest to be granted after the Merger Transaction. The fair value of the incentive units granted is estimated using the Black-Scholes option-pricing model.
The Black-Scholes option-pricing model requires certain subjective inputs and assumptions, including the fair value Hoya Topco’s equity, the expected term, risk-free interest rates, and expected equity volatility. The fair value of incentive units is recognized as equity-based compensation expense on a straight-line basis over the requisite service period. We account for forfeitures as they occur. Changes in assumptions made on expected term, the risk-free rate of interest, and expected volatility can materially impact the estimate of fair value and ultimately how much share-based compensation expense is recognized. The expected term is estimated based on the timing and probabilities until a major liquidity event. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant and corresponds to the expected term. The expected volatility is estimated on the date of grant based on the average historical stock price volatility of comparable publicly-traded companies.
The following table summarizes the Hoya Topco Incentive Units, Class D Units, and Class E Units
fo
r the years ended December 31, 2022, 2021, and 2020:

	Class B-1 Units		Class D Units		Class E Units
	Number of Incentive Units	Weighted Average Grant Date Fair Value	Number of Incentive Units	Weighted Average Grant Date Fair Value	Number of Incentive Units	Weighted Average Grant Date Fair Value
Balances at January 1, 2020	—	—	832,510	$15.63	500,765	$25.46

Units granted	905,000	2.32	1,755,000	0.89	—	—
Units repurchased	—	—	(97,604)	15.95	—	—
Units forfeited	(50,000)	2.32	(441,666)	7.81	—	—

Balances at December 31, 2020	855,000	$2.32	2,048,240	$4.67	500,765	$25.46

Units granted	—	—	—	—	—	—
Units repurchased	—	—	—	—	—	—
Units forfeited	(10,000)	2.32	(60,400)	7.01	—	—

Balances at December 31, 2021	845,000	$2.32	1,987,840	$4.60	500,765	$25.46

Units granted	—	—	—	—	—	—
Units repurchased	—	—	—	—	—	—
Units forfeited	(9,000)	2.32	(35,510)	2.91	—	—

Balances at December 31, 2022	836,000	$2.32	1,952,330	$4.60	500,765	$25.46

Compensation expense
For the years ended December 31, 2022, 2021 and 2020, equity-based compensation expense related to RSUs was
$8.4 million, $0.8 million and zero, respectively. Unrecognized compensation expense relating to unvested RSUs as of December 31, 2022, was approximately $26.6 million, which is expected to be recognized over a weighted average period of approximately three years.
For the years ended December 31, 2022, 2021 and 2020, equity-based compensation expense related to stock options was $6.2 million, $0.8 million and zero, respectively. Unrecognized compensation expense relating to unvested stock options as of December 31, 2022, was approximately $19.1 million, which is expected to be recognized over a weighted average period of approximately three years.
For the years ended December 31, 2022, 2021 and 2020, equity-based compensation expense related to profit interests was $4.5 million, $4.4 million and $4.3 million, respectively. Unrecognized compensation expense as of December 31, 2022 related to these incentive units was $4.5 million, which is expected to be recognized over a weighted average period of approximately two years.
For the year ended December 31, 2022, equity-based compensation expense excludes $0.1 million related to capitalized development costs.
Our Board declared a special dividend of $0.23 per share to holders of Class A common stock on October 18, 2021, which we paid on November 2, 2021. On November 2, 2021, the exercise price of outstanding options was modified and reduced by the same $0.23 per share. The amount recognized in the compensation expense relating to stock option modifications for the year ended December 31, 2021 is immaterial.